Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	6 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended	64 Months Ended	76 Months Ended
	Dec. 30, 2019	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000215611
Account Value [Line Items]
Line Graph and Table Measure Name			Standpoint Multi-Asset Fund - Institutional Class
Accumulated Value	$ 25,000	$ 25,575		$ 32,849	$ 37,385	$ 37,227	$ 42,843	$ 39,389	$ 52,065
C000215610
Account Value [Line Items]
Line Graph and Table Measure Name			Standpoint Multi-Asset Fund - Investor Class
Accumulated Value	10,000	10,220		13,103	14,872	14,779	16,950	15,554	20,515
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Total Return Index Value Hedged USD
Accumulated Value	25,000	25,765		25,804	24,062	23,895	24,357	26,148	26,877
Bloomberg Global Aggregate Total Return Index Value Hedged USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Total Return Index Value Hedged USD
Accumulated Value	10,000	10,306		10,321	9,625	9,558	9,743	10,459	10,751
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Treasury Bill Index
Accumulated Value	25,000	25,166		25,195	25,198	25,908	27,287	28,645	29,803
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 10,000	$ 10,066		$ 10,078	$ 10,079	$ 10,363	$ 10,915	$ 11,458	$ 11,921